SUBORDINATED TERM LOAN – RELATED PARTY (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	May 23, 2019	Jun. 30, 2021	Dec. 31, 2020	Feb. 09, 2016
Offsetting Liabilities [Line Items]
Interest Payable, Current			$ 9,000
Airspan [Member]
Offsetting Liabilities [Line Items]
Subordinated Debts			30,000
Interest Payable, Current		$ 6,300	$ 4,800
Subordinated Loan Agreement [Member]
Offsetting Liabilities [Line Items]
Subordinated Term Loan				$ 15,000
Maturity date	Dec. 31, 2020
Subordinated Loan Agreement [Member] | Airspan [Member]
Offsetting Liabilities [Line Items]
Subordinated Term Loan				$ 15,000
Maturity date	Dec. 31, 2021